Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies.
Schedule of contractual obligation

	Research and	Property and
Year	Development	Other Leases	Total
April 1 through December 31, 2024	$46,000	$102,817	$148,817
2025	46,000	116,250	162,250
2026	46,000	—	46,000
2027	46,000	—	46,000
2028	46,000	—	46,000
Total	$230,000	$219,067	$449,067

	Research and	Property and
Year	Development	Other Leases	Total
2024	$46,000	$136,917	$182,917
2025	46,000	116,250	162,250
2026	46,000	—	46,000
2027	46,000	—	46,000
2028	46,000	—	46,000
Total	$230,000	$253,167	$483,167